INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2016
Inventory Disclosure [Abstract]
Inventories
	June 30,	December 31,
	2016	2015
	Unaudited

Raw materials and components	$3,030	$3,169
Work in progress, net *)	2,763	2,087
Finished goods	1,249	1,309

	$7,042	$6,565

*) Net of provision for losses on long-term contracts as of June 30, 2016 and December 31, 2015, in the amount of $27 and $27, respectively.